UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2023 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	35.70%
Technology	24.41
Industrial	13.25
Consumer, Cyclical	10.96
Financial	8.04
Basic Materials	3.08
Communications	1.43
Energy	1.23
Short Term Investments	1.90
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,122.54	$4.42
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.21
Investor Class
Actual	$1,000.00	$1,120.23	$6.26
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$5.96
* Expenses are equal to the Fund's annualized expense ratio of 0.84% for the Institutional Class shares and 1.19% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.06%
67,615	Element Solutions Inc	$ 1,298,208
35,031	Orion Engineered Carbons SA	743,358
4,409	Rogers Corp(a)	713,950
5,996	Steel Dynamics Inc	653,144
		3,408,660
Communications — 1.42%
1,698	Calix Inc(a)	84,747
26,113	Ciena Corp(a)	1,109,541
9,613	Gogo Inc(a)	163,517
5,190	Perion Network Ltd(a)	159,177
8,445	Vivid Seats Inc(a)(b)	66,885
		1,583,867
Consumer, Cyclical — 10.88%
15,488	Academy Sports & Outdoors Inc	837,126
7,388	Boot Barn Holdings Inc(a)	625,690
24,440	Bowlero Corp(a)(b)	284,482
3,450	Burlington Stores Inc(a)	542,995
27,145	Core & Main Inc Class A(a)	850,724
2,786	First Watch Restaurant Group Inc(a)	47,083
4,421	Five Below Inc(a)	868,903
6,512	Fox Factory Holding Corp(a)	706,617
1,487	Green Brick Partners Inc(a)	84,462
6,237	IMAX Corp(a)	105,967
28,094	indie Semiconductor Inc Class A(a)	264,084
54,208	International Game Technology PLC	1,728,693
4,076	Kura Sushi USA Inc Class A(a)(b)	378,864
36,940	Lions Gate Entertainment Corp Class B(a)	308,449
12,741	Ollie's Bargain Outlet Holdings Inc(a)	738,086
29,800	OPENLANE Inc(a)	453,556
9,335	Papa John's International Inc	689,203
4,855	Shake Shack Inc Class A(a)	377,331
12,914	Skyline Champion Corp(a)	845,221
32,274	Topgolf Callaway Brands Corp(a)	640,639
29,387	Wabash National Corp	753,483
		12,131,658
Consumer, Non-Cyclical — 35.45%
17,913	89bio Inc(a)	339,451
8,762	Aclaris Therapeutics Inc(a)	90,862
33,906	Adaptive Biotechnologies Corp(a)	227,509
51,722	Amicus Therapeutics Inc(a)	649,628
5,425	Amylyx Pharmaceuticals Inc(a)	117,017
12,047	Arcellx Inc(a)	380,926
13,272	ASGN Inc(a)	1,003,761
55,923	Avantor Inc(a)	1,148,658
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
32,799	Avid Bioservices Inc(a)	$ 458,202
18,752	Axonics Inc(a)	946,413
7,742	Axsome Therapeutics Inc(a)	556,340
8,488	Azenta Inc(a)	396,220
25,994	BioLife Solutions Inc(a)	574,467
10,273	Blueprint Medicines Corp(a)	649,254
2,532	Chefs' Warehouse Inc(a)	90,544
68,390	Clarivate PLC(a)	651,757
9,050	CONMED Corp	1,229,805
13,078	Cytokinetics Inc(a)	426,604
39,951	Dynavax Technologies Corp(a)	516,167
15,829	elf Beauty Inc(a)	1,808,147
6,476	European Wax Center Inc Class A(a)(b)	120,648
12,036	Flywire Corp(a)	373,597
6,230	FTI Consulting Inc(a)	1,184,946
9,741	Glaukos Corp(a)	693,657
11,236	GXO Logistics Inc(a)	705,846
10,252	Haemonetics Corp(a)	872,855
12,265	HealthEquity Inc(a)	774,412
10,873	ICF International Inc	1,352,493
6,346	ICON PLC(a)	1,587,769
14,680	Immatics NV(a)	169,407
11,951	ImmunoGen Inc(a)	225,515
25,904	Insmed Inc(a)	546,574
2,772	Intra-Cellular Therapies Inc(a)	175,523
10,651	Ionis Pharmaceuticals Inc(a)	437,011
5,549	iRhythm Technologies Inc(a)	578,872
986	Karuna Therapeutics Inc(a)	213,814
3,354	Krystal Biotech Inc(a)	393,760
8,746	Lamb Weston Holdings Inc	1,005,353
1,545	Lantheus Holdings Inc(a)	129,656
23,201	LiveRamp Holdings Inc(a)	662,621
8,131	Monro Inc	330,363
4,747	MoonLake Immunotherapeutics(a)(b)	242,097
3,037	Morphic Holding Inc(a)	174,111
21,613	Myriad Genetics Inc(a)	500,989
6,653	Neurocrine Biosciences Inc(a)	627,378
7,511	Olink Holding AB ADR(a)	140,831
10,984	Omnicell Inc(a)	809,191
26,298	Pacific Biosciences of California Inc(a)	349,763
19,357	Performance Food Group Co(a)	1,166,066
6,784	Pliant Therapeutics Inc(a)	122,926
5,620	RB Global Inc	337,200
24,708	Remitly Global Inc(a)	465,005
7,230	Replimune Group Inc(a)	167,881
7,688	Revance Therapeutics Inc(a)	194,583
7,576	Rocket Pharmaceuticals Inc(a)	150,535
15,842	RxSight Inc(a)	456,250
2,855	Sarepta Therapeutics Inc(a)	326,955
26,115	Silk Road Medical Inc(a)	848,476
12,068	SpringWorks Therapeutics Inc(a)	316,423
24,905	Syndax Pharmaceuticals Inc(a)	521,262
13,552	Tandem Diabetes Care Inc(a)	332,566
14,556	TransMedics Group Inc(a)	1,222,413
28,778	Treace Medical Concepts Inc(a)	736,141

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
15,463	TreeHouse Foods Inc(a)	$ 779,026
10,573	Ultragenyx Pharmaceutical Inc(a)	487,733
8,552	US Physical Therapy Inc	1,038,127
20,073	Ventyx Biosciences Inc(a)	658,394
5,308	Viking Therapeutics Inc(a)	86,043
8,950	Vita Coco Co Inc(a)	240,487
11,017	Vital Farms Inc(a)	132,094
4,154	WEX Inc(a)	756,319
9,004	Xenon Pharmaceuticals Inc(a)	346,654
		39,530,343
Energy — 1.23%
14,939	Callon Petroleum Co(a)	523,911
27,141	ChampionX Corp	842,456
		1,366,367
Financial — 7.98%
46,272	BRP Group Inc Class A(a)	1,146,620
21,897	Essent Group Ltd	1,024,780
6,859	Evercore Inc Class A	847,704
4,727	NerdWallet Inc Class A(a)	44,481
12,206	Palomar Holdings Inc(a)	708,436
1,266	Piper Sandler Cos	163,643
26,284	Ryan Specialty Holdings Inc(a)	1,179,889
7,500	Ryman Hospitality Properties Inc REIT	696,900
31,112	Skyward Specialty Insurance Group Inc(a)	790,245
17,494	Stifel Financial Corp	1,043,867
13,881	Triumph Financial Inc(a)	842,854
24,102	Virtu Financial Inc Class A	411,903
		8,901,322
Industrial — 13.15%
2,535	AAR Corp(a)	146,422
7,570	Advanced Drainage Systems Inc	861,315
1,500	AeroVironment Inc(a)	153,420
5,700	Atkore Inc(a)	888,858
23,917	AZEK Co Inc(a)	724,446
8,976	Boise Cascade Co	810,982
5,755	Chart Industries Inc(a)	919,591
8,279	Dycom Industries Inc(a)	940,908
7,163	Heritage-Crystal Clean Inc(a)	270,690
9,796	Itron Inc(a)	706,292
13,692	Knight-Swift Transportation Holdings Inc	760,728
36,090	Kratos Defense & Security Solutions Inc(a)	517,531
9,433	Masonite International Corp(a)	966,316
3,113	Modine Manufacturing Co(a)	102,791
17,562	Montrose Environmental Group Inc(a)	739,711
7,303	MYR Group Inc(a)	1,010,297
11,182	Napco Security Technologies Inc	387,456
Shares		Fair Value
Industrial — (continued)
2,468	OSI Systems Inc(a)	$ 290,804
26,841	Schneider National Inc Class B	770,874
12,460	SPX Technologies Inc(a)	1,058,726
3,060	Sterling Infrastructure Inc(a)	170,748
4,685	Tecnoglass Inc	242,027
9,999	Vicor Corp(a)	539,946
25,404	Zurn Elkay Water Solutions Corp	683,114
		14,663,993
Technology — 24.24%
8,714	Aehr Test Systems(a)(b)	359,453
2,272	Agilysys Inc(a)	155,950
33,145	AvidXchange Holdings Inc(a)	344,045
4,832	BILL Holdings Inc(a)	564,619
16,270	Black Knight Inc(a)	971,807
44,118	Box Inc Class A(a)	1,296,187
7,744	Cerence Inc(a)	226,357
5,333	Clear Secure Inc Class A	123,566
21,810	Confluent Inc Class A(a)(b)	770,111
6,224	CyberArk Software Ltd(a)	972,998
21,362	DoubleVerify Holdings Inc(a)	831,409
24,471	Evolent Health Inc Class A(a)	741,471
21,069	HashiCorp Inc Class A(a)	551,586
1,500	Impinj Inc(a)	134,475
20,824	Integral Ad Science Holding Corp(a)	374,416
36,743	Jamf Holding Corp(a)(b)	717,223
43,901	JFrog Ltd(a)	1,216,058
21,834	KBR Inc	1,420,520
11,873	Lumentum Holdings Inc(a)	673,555
28,116	Nutanix Inc Class A(a)	788,654
6,733	Onto Innovation Inc(a)	784,193
30,855	PagerDuty Inc(a)	693,620
12,914	PAR Technology Corp(a)(b)	425,258
29,244	Phreesia Inc(a)	906,857
17,538	Privia Health Group Inc(a)	457,917
11,807	PTC Inc(a)	1,680,136
17,506	Pure Storage Inc Class A(a)	644,571
10,167	Rambus Inc(a)	652,416
8,648	Silicon Motion Technology Corp ADR	621,445
13,664	Sprout Social Inc Class A(a)	630,730
22,487	SS&C Technologies Holdings Inc	1,362,712
4,206	Synaptics Inc(a)	359,108
6,648	Teradyne Inc	740,122
22,470	Varonis Systems Inc(a)	598,826
43,938	Veradigm Inc(a)	553,619
54,243	Verra Mobility Corp(a)	1,069,672
9,526	Weave Communications Inc(a)	105,834
33,487	Yext Inc(a)	378,738
29,745	Zeta Global Holdings Corp Class A(a)	254,022

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Technology — (continued)
79,705	Zuora Inc Class A(a)	$ 874,364
		27,028,620
TOTAL COMMON STOCK — 97.41% (Cost $98,039,746)		$108,614,830
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.88%
$109,560	Undivided interest of 0.13% in a repurchase agreement (principal amount/value $87,510,414 with a maturity value of $87,547,387) with Citigroup Global Markets Inc, 5.07%, dated 6/30/23 to be repurchased at $109,560 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/24 - 8/20/67, with a value of $89,260,624.(c)	109,560
995,917	Undivided interest of 1.09% in a repurchase agreement (principal amount/value $91,849,961 with a maturity value of $91,888,691) with RBC Capital Markets Corp, 5.06%, dated 6/30/23 to be repurchased at $995,917 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 7/31/23 - 5/20/53, with a value of $93,686,960.(c)	995,917
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$995,917	Undivided interest of 1.10% in a repurchase agreement (principal amount/value $90,505,664 with a maturity value of $90,543,827) with Bank of America Securities Inc, 5.06%, dated 6/30/23 to be repurchased at $995,917 on 7/3/23 collateralized by Federal National Mortgage Association securities, 2.00% - 6.50%, 4/1/35 - 9/1/61, with a value of $92,315,777.(c)	$ 995,917
TOTAL SHORT TERM INVESTMENTS — 1.88% (Cost $2,101,394)		$ 2,101,394
TOTAL INVESTMENTS — 99.29% (Cost $100,141,140)		$110,716,224
OTHER ASSETS & LIABILITIES, NET — 0.71%		$ 792,163
TOTAL NET ASSETS — 100.00%		$111,508,387

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2023.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2023 (Unaudited)
Empower Small Cap Growth Fund
ASSETS:
Investments in securities, fair value (including $2,067,925 of securities on loan)(a)	$108,614,830
Repurchase agreements, fair value(b)	2,101,394
Cash	2,936,665
Dividends receivable	21,393
Subscriptions receivable	67,015
Receivable for investments sold	555,383
Total Assets	114,296,680
LIABILITIES:
Payable for director fees	7,312
Payable for investments purchased	485,468
Payable for other accrued fees	62,544
Payable for shareholder services fees	1,702
Payable to investment adviser	63,376
Payable upon return of securities loaned	2,101,394
Redemptions payable	66,497
Total Liabilities	2,788,293
NET ASSETS	$111,508,387
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,088,967
Paid-in capital in excess of par	101,890,852
Undistributed/accumulated earnings	8,528,568
NET ASSETS	$111,508,387
NET ASSETS BY CLASS
Investor Class	$5,961,533
Institutional Class	$105,546,854
CAPITAL STOCK:
Authorized
Investor Class	15,000,000
Institutional Class	60,000,000
Issued and Outstanding
Investor Class	597,885
Institutional Class	10,291,785
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.97
Institutional Class	$10.26
(a) Cost of investments	$98,039,746
(b) Cost of repurchase agreements	$2,101,394
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2023 (Unaudited)
Empower Small Cap Growth Fund
INVESTMENT INCOME:
Income from securities lending	$7,493
Dividends	242,867
Foreign withholding tax	(424)
Total Income	249,936
EXPENSES:
Management fees	452,622
Shareholder services fees – Investor Class	10,463
Audit and tax fees	16,932
Custodian fees	20,211
Directors fees	16,546
Legal fees	3,881
Pricing fees	364
Registration fees	25,188
Shareholder report fees	15,530
Transfer agent fees	4,470
Other fees	6,483
Total Expenses	572,690
Less amount waived by investment adviser	103,927
Net Expenses	468,763
NET INVESTMENT LOSS	(218,827)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	716,161
Net Realized Gain	716,161
Net change in unrealized appreciation on investments	12,671,908
Net Change in Unrealized Appreciation	12,671,908
Net Realized and Unrealized Gain	13,388,069
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,169,242
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower Small Cap Growth Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment loss	$(218,827)	$(505,229)
Net realized gain (loss)	716,161	(886,641)
Net change in unrealized appreciation (depreciation)	12,671,908	(32,923,752)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,169,242	(34,315,622)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(236,409)
Institutional Class	-	(3,866,497)
From Net Investment Income and Net Realized Gains	0	(4,102,906)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	569,880	1,410,282
Institutional Class	8,657,783	25,723,271
Shares issued in reinvestment of distributions
Investor Class	-	236,409
Institutional Class	-	3,866,497
Shares redeemed
Investor Class	(861,545)	(1,605,326)
Institutional Class	(17,377,564)	(19,808,615)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(9,011,446)	9,822,518
Total Increase (Decrease) in Net Assets	4,157,796	(28,596,010)
NET ASSETS:
Beginning of Period	107,350,591	135,946,601
End of Period	$111,508,387	$107,350,591
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	59,120	147,059
Institutional Class	907,189	2,574,291
Shares issued in reinvestment of distributions
Investor Class	-	26,021
Institutional Class	-	414,749
Shares redeemed
Investor Class	(90,695)	(165,840)
Institutional Class	(1,750,139)	(1,962,816)
Net Increase (Decrease)	(874,525)	1,033,464
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment loss(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2023 (Unaudited)	$ 8.90	(0.03)	1.10	1.07	-	-	-	$ 9.97	12.02% (d)
12/31/2022	$12.41	(0.08)	(3.06)	(3.14)	(0.05)	(0.32)	(0.37)	$ 8.90	(25.36%)
12/31/2021	$13.40	(0.12)	1.98	1.86	(1.05)	(1.80)	(2.85)	$12.41	13.76%
12/31/2020	$10.89	(0.07)	4.00	3.93	(0.85)	(0.57)	(1.42)	$13.40	36.90%
12/31/2019	$ 8.91	(0.05)	2.48	2.43	-	(0.45)	(0.45)	$10.89	27.28%
12/31/2018	$11.59	(0.07)	(0.31)	(0.38)	(0.62)	(1.68)	(2.30)	$ 8.91	(2.99%)
Institutional Class
06/30/2023 (Unaudited)	$ 9.14	(0.02)	1.14	1.12	-	-	-	$10.26	12.25% (d)
12/31/2022	$12.68	(0.04)	(3.13)	(3.17)	(0.05)	(0.32)	(0.37)	$ 9.14	(25.04%)
12/31/2021	$13.59	(0.07)	1.99	1.92	(1.03)	(1.80)	(2.83)	$12.68	14.03%
12/31/2020	$11.02	(0.04)	4.08	4.04	(0.90)	(0.57)	(1.47)	$13.59	37.51%
12/31/2019	$ 8.99	(0.02)	2.51	2.49	(0.01)	(0.45)	(0.46)	$11.02	27.69%
12/31/2018	$11.68	(0.03)	(0.32)	(0.35)	(0.66)	(1.68)	(2.34)	$ 8.99	(2.72%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment loss to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
06/30/2023 (Unaudited)	$ 5,962	2.64% (f)	1.19% (f)	(0.73%) (f)	26% (d)
12/31/2022	$ 5,602	1.75%	1.19%	(0.78%)	60%
12/31/2021	$ 7,720	1.60%	1.19%	(0.85%)	60%
12/31/2020	$ 7,908	1.67%	1.19%	(0.67%)	80%
12/31/2019	$ 6,521	1.66%	1.19%	(0.53%)	70%
12/31/2018	$ 6,347	1.64%	1.19%	(0.55%)	86%
Institutional Class
06/30/2023 (Unaudited)	$105,547	0.96% (f)	0.84% (f)	(0.38%) (f)	26% (d)
12/31/2022	$101,748	0.95%	0.84%	(0.43%)	60%
12/31/2021	$128,226	0.91%	0.84%	(0.50%)	60%
12/31/2020	$111,767	0.92%	0.84%	(0.32%)	80%
12/31/2019	$ 98,861	0.92%	0.84%	(0.16%)	70%
12/31/2018	$ 64,652	0.95%	0.84%	(0.20%)	86%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower Small Cap Growth Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act.  The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Semi-Annual Report - June 30, 2023

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2023, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Semi-Annual Report - June 30, 2023

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no federal income or excise tax provision is required.  The Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually.  Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2023 were as follows:
Federal tax cost of investments	$103,323,291
Gross unrealized appreciation on investments	19,301,336
Gross unrealized depreciation on investments	(11,908,403)
Net unrealized appreciation on investments	$7,392,933
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.83% of the Fund’s average daily net assets up to $1 billion dollars, 0.78% of the Fund’s average daily net assets over $1 billion dollars and 0.73% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.84% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2024 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2023, the amounts subject to recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Expires June 30, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$113,401	$120,127	$155,131	$103,927	$0

Semi-Annual Report - June 30, 2023

The Adviser and Empower Funds entered into sub-advisory agreements with Peregrine Capital Management LLC and Lord, Abbett & Co LLC. The Adviser is responsible for compensating the Sub-Adviser for its services.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $673,000 for the fiscal period ended June 30, 2023.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $28,436,007 and $38,065,872, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2023, the Fund had securities on loan valued at $2,067,925 and received collateral as reported on the Statement of Assets and Liabilities of $2,101,394 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2023, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2023, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2023

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Empower Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the ECM Liquidity Risk Management Committee (“LRMC”) as the administrator of the liquidity risk management program. The LRMC includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The LRMC reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2023, and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2022 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 15, 2023. The report stated that:
(i)	the program performed well during the covered period and meets the needs and profile of the Funds;
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)    no changes were proposed to the program as of the date of the report; and
(v)	no Fund approached the internal triggers set by the LRMC or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and that recent amendments to Rule 22e-4 proposed by the SEC were reviewed.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2023 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and the Company, on behalf of Empower Small Cap Growth Fund (the “Fund”), a series of the Company; (ii) the investment sub-advisory agreement (the “Peregrine Sub-Advisory Agreement”) by and among the Company, ECM and Peregrine Capital Management, LLC (“Peregrine”), with respect to the Fund; and (iii) the investment sub-advisory agreement (the “Lord Abbett Sub-Advisory Agreement”) by and among the Company, ECM and

Lord, Abbett & Co. LLC (“Lord Abbett” and together with Peregrine, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The Peregrine Sub-Advisory Agreement and the Lord Abbett Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.” The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of Peregrine and Lord Abbett. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 22, 2023 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of ECM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with ECM. The Independent Directors also conferred with the Independent Consultant regarding Broadridge’s peer group selection methodology and noted that they had previously discussed such methodology with representatives of Broadridge at a meeting of the Independent Directors convened on February 15, 2023. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an agreement between ECM and Empower. (Each of Empower and ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s disaster recovery procedures, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as progress on the implementation of an enhanced trade order management system and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three- and five-year periods ended December 31, 2022. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of each class of the Fund exceeded its respective performance universe median for each period reviewed. Specifically, the annualized returns of the Fund’s Investor Class were in the third, second and second quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2022, respectively (the first quintile being the best performers and the fifth quintile being the worst performers). As to the Fund’s Institutional Class, its annualized returns were in the second quintile of its performance universe for each of the one-, three- and five-year periods ended December 31, 2022, respectively. Similarly, the Board observed that each class of the Fund outperformed its benchmark for each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund. They also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to shares of other sub-advised funds within the same Morningstar peer group and publicly-disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. In addition, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2024, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, as to each class of the Fund, the Contractual Management Fee was lower than the median management fee of its respective peer group of funds. The Board also observed that, although the total operating expense ratio for the Fund’s Investor Class was in the fifth quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), the total annual operating expense ratio for the Fund’s Institutional Class was in the first quintile of its peer group and the lowest of its peer group. In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. The Board also received information from Lord Abbett regarding its standard fee schedule for institutional separate accounts in the micro-cap innovation growth equity strategy, as well as the fees charged by Lord Abbett for other sub-advisory relationships with retail mutual funds and for the Sub-Adviser’s own mutual fund, each managed in the same investment style as the Fund. The Board noted that Lord Abbett generally attributed certain differences in pricing to the servicing requirements unique to particular types of accounts. As to Peregrine, the Board noted the Sub-Adviser’s statement that sub-advisory clients with similar objectives, policies and size are assessed the same fee schedule. Taking into account the foregoing, the Board noted that any fees charged by the Sub-Advisers to other similar accounts and products appeared to be competitive with the fee charged to ECM for the Fund. In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between ECM and each of the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Advisers. The Board reviewed the financial statements and profitability information from ECM and the Sub-Advisers.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to ECM’s estimated complex-level profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In addition, with respect to the Fund in particular, the Board noted that ECM reported a negative margin associated with its management of the Fund.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Advisers were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation the Board noted that both the management fee schedule and the sub-advisory fee schedule for the Peregrine Sub-Advisory Agreement contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board considered that, although the breakpoints in the Peregrine sub-advisory fee schedule take effect at lower asset levels than for the management fee, the sub-advisory fee under the Peregrine Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length. In addition, the Board considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM with respect to the Fund’s Institutional Class, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that Peregrine may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board also noted Lord Abbett’s statement that in the firm’s role as a Sub-Adviser no fall-out benefits are received.

The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer & Chief Financial Officer
Date:August 23, 2023